---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:  August 31, 2012]
                                                 [Estimated average burden ]
                                                 [hours per response...23.5]
                                                 ---------------------------



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [X]; Amendment Number:  1

     This Amendment (Check only one.):     [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Venor Capital Management LP
Address:  7 Times Square Tower, Suite 3505
          New York, New York 10036

Form 13F File Number:     028-12495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Zemel
Title:      Chief Financial Officer
Phone:      212-703-2100

Signature, Place, and Date of Signing:

/s/ David Zemel            New York, New York                 May 14, 2012
--------------------       ------------------                --------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                   4
                                                 ----------

Form 13F Information Table Value Total:            $119,653
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                    Venor Capital Management LP
                                                    Form 13F Information Table
                                                 Quarter ended December 31, 2011



        COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7       COLUMN 8
                                                        VALUE      SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISC. MGRS     SOLE    SHARED  NONE
--------------------------- --------------- --------  ---------  ----------  ---  ----  ----  ----  ---------  ------  ----
CVR ENERGY INC              COM             12662P108  $ 12,630     674,331  SH         SOLE          674,331
DYNEGY INC DEL              COM             26817G300  $  2,895   1,045,039  SH         SOLE        1,045,039
GRAPHIC PACKAGING HLDG CO   COM             388689101  $ 24,663   5,762,331  SH         SOLE        5,762,331
ISHARES TR                  RUSSELL 2000    464287655  $ 79,465   1,077,500  SH   PUT   SOLE        1,077,500


Total Fair Market Value (in thousands)                 $119,653
